Schedule of Investments (unaudited) October 31, 2020	iShares® Genomics Immunology and Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Denmark — 4.3%
Genmab A/S(a)	20,328	$6,771,282

France — 3.3%
Sanofi	58,465	5,269,123

Germany — 8.2%
BioNTech SE, ADR(a)(b)	11,344	968,324
Merck KGaA	49,476	7,327,921
MorphoSys AG(a)	45,948	4,686,430

		12,982,675

Japan — 8.1%
Kyowa Kirin Co. Ltd.	222,100	5,502,573
Sumitomo Dainippon Pharma Co. Ltd.	201,600	2,356,564
Takeda Pharmaceutical Co. Ltd.	160,100	4,960,436

		12,819,573

Netherlands — 1.3%
uniQure NV(a)	51,072	2,064,841

Switzerland — 3.9%
CRISPR Therapeutics AG(a)	67,284	6,178,017

United Kingdom — 0.3%
Orchard Therapeutics PLC(a)(b)	126,756	512,094

United States — 70.4%
Adverum Biotechnologies Inc.(a)	107,352	1,171,210
Agenus Inc.(a)	209,496	773,040
Allogene Therapeutics Inc.(a)	85,260	2,892,019
AnaptysBio Inc.(a)	37,800	1,113,588
Bluebird Bio Inc.(a)(b)	83,076	4,295,860
Bridgebio Pharma Inc.(a)	110,880	4,255,574
Constellation Pharmaceuticals Inc.(a)	38,808	761,413
CytomX Therapeutics Inc.(a)	67,452	446,532
Editas Medicine Inc.(a)	82,404	2,549,580
Exelixis Inc.(a)	263,592	5,398,364
Fate Therapeutics Inc.(a)	113,736	5,049,878
FibroGen Inc.(a)	123,816	4,752,058
Gilead Sciences Inc.	76,776	4,464,524
Inovio Pharmaceuticals Inc.(a)(b)	234,108	2,305,964
Intellia Therapeutics Inc.(a)(b)	67,284	1,610,779
Invitae Corp.(a)	182,280	7,147,199
Iovance Biotherapeutics Inc.(a)(b)	187,740	6,698,563
Karyopharm Therapeutics Inc.(a)(b)	97,020	1,437,836
Kura Oncology Inc.(a)	75,516	2,359,875

Security	Shares	Value

United States (continued)
Ligand Pharmaceuticals Inc.(a)	23,546	$1,941,368
MacroGenics Inc.(a)	67,620	1,312,504
Mirati Therapeutics Inc.(a)(b)	60,732	13,187,347
Moderna Inc.(a)	101,304	6,834,981
NanoString Technologies Inc.(a)	56,952	2,087,291
Precision BioSciences Inc.(a)	53,508	337,635
Provention Bio Inc.(a)	56,028	664,492
Regeneron Pharmaceuticals Inc.(a)	9,870	5,364,937
Sangamo Therapeutics Inc.(a)(b)	168,252	1,739,726
Sarepta Therapeutics Inc.(a)(b)	39,816	5,411,393
Seagen Inc.(a)	39,732	6,627,298
Translate Bio Inc.(a)	64,120	822,660
Twist Bioscience Corp.(a)	46,200	3,540,768
Vir Biotechnology Inc.(a)	48,720	1,531,757
Voyager Therapeutics Inc.(a)	36,624	389,313
ZIOPHARM Oncology Inc.(a)(b)	305,172	637,810

		111,915,136

Total Common Stocks — 99.8% (Cost: $153,755,081)		158,512,741

Short-Term Investments

Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	6,913,598	6,918,438
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	124,000	124,000

		7,042,438

Total Short-Term Investments — 4.4% (Cost: $7,041,750)		7,042,438

Total Investments in Securities — 104.2% (Cost: $160,796,831)		165,555,179

Other Assets, Less Liabilities — (4.2)%		(6,724,125)

Net Assets — 100.0%		$158,831,054

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Genomics Immunology and Healthcare ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$13,668,970	$—		$(6,747,165	)(a)	$(3,214)	$(153)	$6,918,438	6,913,598	$94,575	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	124,000	0	(a)	—		—	—	124,000	124,000	25		—

						$(3,214)	$(153)	$7,042,438		$94,600		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$158,512,741	$—	$—	$158,512,741
Money Market Funds	7,042,438	—	—	7,042,438

	$165,555,179	$—	$—	$165,555,179

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

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